Fixed Assets	12 Months Ended
Dec. 31, 2023
Fixed Assets
Fixed Assets

4. Fixed Assets

4.1 Development of intangible assets and property, plant and equipment

The development of intangible assets and property, plant and equipment for the years ended December 31, 2023 and 2022 were as follows:

Intangible assets

					Advance
(in thousands of EUR)	Software	Licenses	Technology	Goodwill	payments	Total
Acquisition costs
As of January 1, 2022	12,626	10,259	—	—	965	23,850
Additions	1,433	4,208	6,350	12,463	—	24,454
Disposals	(2,331)	(1,537)	—	—	(298)	(4,166)
Reclassifications	656	—	—	—	(656)	—
Currency translation	1	—	—	—	—	1
As of December 31, 2022	12,385	12,930	6,350	12,463	11	44,139
Accumulated amortization and impairment charges
As of January 1, 2022	5,965	4,647	—	—	—	10,612
Amortization	1,730	2,865	484	—	—	5,079
Disposals	(2,217)	(1,114)	—	—	—	(3,331)
Currency translation	1	—	—	—	—	1
As of December 31, 2022	5,479	6,398	484	—	—	12,361
Acquisition costs
As of January 1, 2023	12,385	12,930	6,350	12,463	11	44,139
Additions	201	2,679	—	—	—	2,880
Disposals	(1,946)	(4,432)	—	—	(11)	(6,388)
Reclassifications	(6,797)	6,797	—	—	—	—
Currency translation	—	—	—	—	—	—
As of December 31, 2023	3,843	17,974	6,350	12,463	—	40,630
Accumulated amortization and impairment charges
As of January 1, 2023	5,479	6,398	484	—	—	12,361
Amortization	820	3,457	782	—	—	5,059
Disposals	(1,841)	(3,294)	—	—	—	(5,135)
Reclassifications	(2,493)	2,493	—	—	—	—
Currency translation	—	—	—	—	—	—
As of December 31, 2023	1,965	9,054	1,266	—	—	12,285
Carrying amount
As of January 1, 2022	6,661	5,612	—	—	965	13,238
As of December 31, 2022	6,906	6,532	5,866	12,463	11	31,778
As of December 31, 2023	1,878	8,920	5,084	12,463	—	28,347

As the Group operates as one cash-generating unit, for the purpose of impairment testing in 2023, goodwill was allocated at Group level. For the impairment test the market capitalization was compared to the Group’s equity; the Goodwill was covered by the exceeding amount. The market capitalization derived from public quotations of CureVac stock (Nasdaq Dec 29, 2023: USD 4.21). Based on this, CureVac has concluded, that there are no indications of potential impairment in the goodwill of its one cash-generating unit.

Property, plant and equipment

			Other
			equipment,
		Technical	furniture	Assets
		equipment	and	under
(in thousands of EUR)	Buildings	and machines	fixtures	construction	Total
Acquisition costs
As of January 1, 2022	27,272	51,974	11,494	124,543	215,283
Additions	377	9,710	2,760	76,773	89,620
Assets held for sale	—	(6,719)	—	(50,851)	(57,570)
Disposals	(1,182)	(12,584)	(1,732)	(4,356)	(19,854)
Reclassifications	—	7,652	—	(7,652)	—
Currency translation	—	—	30	—	30
As of December 31, 2022	26,467	50,033	12,552	138,457	227,509
Accumulated depreciation and impairment charges
As of January 1, 2022	5,348	11,726	7,135	22,810	47,019
Depreciation	4,445	6,999	1,950	—	13,394
Impairment	—	3,830	—	2,054	5,884
Disposals	(1,083)	(9,938)	(1,688)	(24,038)	(36,747)
Currency translation	—	—	18	—	18
As of December 31, 2022	8,710	12,617	7,415	826	29,568
Acquisition costs
As of January 1, 2023	26,467	50,033	12,552	138,457	227,509
Additions	551	9,171	2,024	43,126	54,873
Disposals	(14)	(5,090)	(1,825)	(1,235)	(8,165)
Reclassifications	533	828	(2)	(1,358)	1
Currency translation	—	—	(13)	—	(13)
As of December 31, 2023	27,537	54,941	12,736	178,990	274,205
Accumulated depreciation and impairment charges
As of January 1, 2023	8,710	12,617	7,415	826	29,568
Depreciation	4,216	5,925	2,291	—	12,432
Impairment	—	—	—	1,374	1,374
Disposals	(12)	(4,270)	(1,659)	—	(5,941)
Currency translation	—	—	(9)	—	(9)
As of December 31, 2023	12,914	14,272	8,038	2,200	37,424
Carrying amount
As of January 1, 2022	21,924	40,248	4,359	101,733	168,264
As of December 31, 2022	17,757	37,416	5,137	137,631	197,941
As of December 31, 2023	14,623	40,669	4,698	176,790	236,782

In fiscal 2023, impairments of EUR 1,374k were recognized (2022: EUR 5,884k). These were recognized in cost of sales as they pertained to machinery and technical equipment recorded under assets under construction and resulted from the partial impairment of equipment which are obsolete due to the withdrawal of the EMA regulatory approval application for CVnCoV. In fiscal 2022, assets were reclassified as ‘assets held for sale’ (Refer to Note 5 for additional information).

The Group capitalized EUR 2,375k borrowing costs during fiscal 2023 (2022: EUR 2,291k, 2021: EUR 2,932k). The capitalization rate used to determine the amount of the borrowing costs eligible for capitalization during fiscal 2023 was a weighted average of 5.76% (2022: 5.78%, 2021: 7.17%).

4.2 Right-of-use assets and lease liabilities

Set out below, are the carrying amounts of the Group’s right-of-use assets and the movements during the period:

	Right-of-use assets
	Land and		Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As of January 1, 2023	41,183	275	2,303	43,761
Additions (new leases and reassessment of existing leases)	4,788	200	—	4,988
Depreciation expense	(5,264)	(156)	(352)	(5,772)
Impairment	(1,100)	—	—	(1,100)
Foreign currency translation	(33)	—	—	(34)
As of December 31, 2023	39,574	319	1,950	41,843

The most significant lease agreements that have been initiated relate to several buildings in Tübingen, a building in Wiesbaden and Frankfurt am Main, a building in Amsterdam/Netherlands and a building in Boston/USA.

The additions mainly relate to six rental agreements in Tübingen (EUR 2,452k) and one rental agreement in Wiesbaden (EUR 510k). In addition, CureVac assessed one extension option of 5 years to be reasonably certain.

Below are the carrying amounts of lease liabilities and the movements during the period:

EUR k

As of January 1, 2023	42,086
Additions (new leases and reassessment of existing leases)	4,988
Accretion of interest	2,375
Payments	(7,568)
Foreign currency translation	(57)
As of December 31, 2023	41,824
Current	5,005
Non-current	36,819

A maturity analysis of lease liabilities is disclosed in Note 15.

The following are the amounts recognized in the statement of operations:

	2021	2022	2023
	EUR k	EUR k	EUR k
Depreciation expense of right-of-use assets	(3,901)	(5,053)	(5,772)
Impairment expense / reversal of impairment	—	(710)	(1,100)
Interest expense on lease liabilities	(1,729)	(2,218)	(2,375)
Expense relating to short-term leases (included in cost of sales)	(119)	(76)	(70)
Expense relating to leases of low-value assets (included in general and administrative expenses)	(39)	(66)	(55)
Income from sub-leasing right-of-use assets presented in “other operating income”	—	—	51

Set out below, are the carrying amounts of the Group’s right-of-use assets and the movements of prior period:

	Right-of-use assets
	Land and		Other
	Buildings	Vehicles	equipment	Total
	EURk	EURk	EURk	EURk
As of January 1, 2022	31,547	142	440	32,129
Additions	14,834	231	2,179	17,244
Depreciation expense	(4,639)	(98)	(316)	(5,053)
Impairment	(710)	—	—	(710)
Foreign currency translation	151	—	—	151
As of December 31, 2022	41,183	275	2,303	43,761

Below are the carrying amounts of lease liabilities and the movements during the period 2022:

EUR k

As of January 1, 2022	28,892
Additions	17,241
Accretion of interest	2,218
Payments	(6,439)
Foreign currency translation	174
As of December 31, 2022	42,086
Current	4,980
Non-current	37,106

A maturity analysis of lease liabilities is disclosed in Note 15.

There are no commitments for leases not yet commenced as of December 31, 2023. Commitments for leases not yet commenced as of December 31, 2022, related to two lease agreements of buildings in Tübingen, Germany that have been signed in 2021 and one lease agreement of a building in Wiesbaden, Germany that has been signed in 2022.

Optional lease payments from using extension options not included in the measurement of the lease liability exist in a gross amount of EUR 39,325k.